Supplement dated November 5, 2010 to the
PNC Government Money Market Fund Class A Shares Summary Prospectus,
PNC Money Market Fund Class A and Class C Shares Summary Prospectus,
PNC Ohio Municipal Money Market Fund Class A Shares Summary Prospectus,
PNC Pennsylvania Tax Exempt Money Market Fund Class A Shares Summary Prospectus,
PNC Tax Exempt Money Market Fund Class A Shares Summary Prospectus,
PNC Treasury Money Market Fund Class A Shares Summary Prospectus
(collectively, “Summary Prospectuses”),
and
PNC Money Market Funds Class A and Class C Shares Prospectus (the “Statutory Prospectus”)
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with such prospectuses.
A. The first paragraph under the section entitled “General Information Regarding Purchases” on page 31 of the Statutory Prospectus is deleted in its entirety and replaced with the following:
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).
B. Under the section entitled “General Information Regarding Purchases,” the first sentence of the third paragraph on page 32 is deleted in its entirety and replaced with the following:
NAV is not calculated on days when the NYSE or Federal Reserve is closed for business.
C. The first paragraph under the section entitled “Purchase and Sale of Fund Shares” of the Summary Prospectuses is deleted in its entirety and replaced with the following:
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated November 5, 2010 to the
PNC Government Money Market Fund Class I Shares Summary Prospectus,
PNC Money Market Fund Class I Shares Summary Prospectus,
PNC Ohio Municipal Money Market Fund Class I and Class T Shares Summary Prospectus,
PNC Pennsylvania Tax Exempt Money Market Fund Class I and Class T Shares Summary Prospectus,
PNC Tax Exempt Money Market Fund Class I and Class T Shares Summary Prospectus,
PNC Treasury Money Market Fund Class I Shares Summary Prospectus
(collectively, “Summary Prospectuses”),
and
PNC Money Market Funds Class I and Class T Shares Prospectus (the “Statutory Prospectus”)
dated October 1, 2010
This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with such prospectuses.
A. The first paragraph under the section entitled “General Information Regarding Purchases” on page 30 of the Statutory Prospectus is deleted in its entirety and replaced with the following:
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).
B. Under the section entitled “General Information Regarding Purchases,” the first sentence of the second paragraph on page 31 is deleted in its entirety and replaced with the following:
NAV is not calculated on days when the NYSE or Federal Reserve is closed for business.
C. The first paragraph under the section entitled “Purchase and Sale of Fund Shares” of the Summary Prospectuses is deleted in its entirety and replaced with the following:
Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE